NET INCOME PER UNIT	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
NET INCOME PER UNIT
NET INCOME PER UNIT

Earnings in excess of distributions are allocated to the limited partners based on their respective ownership interests. Payments made to PBFX’s unitholders are determined in relation to actual distributions declared and are not based on the net income (loss) allocations used in the calculation of net income (loss) per unit.

Diluted net income per unit includes the effects of potentially dilutive units of PBFX’s common units that consist of unvested phantom units. Diluted net income per unit excludes the effects of 92,166, 324,729 and 403,375 phantom units because they were anti-dilutive for the years ended December 31, 2017, 2016 and 2015, respectively. Basic and diluted net income per unit applicable to subordinated limited partners are the same because there are no potentially dilutive subordinated units outstanding.

In addition to the common and subordinated units (prior to the conversion to common units), PBFX has also identified the IDRs as participating securities and uses the two-class method when calculating the net income per unit applicable to limited partners that is based on the weighted-average number of common units outstanding during the period. On July 31, 2018, PBFX funded the $31,586 purchase price of the Development Assets Acquisition through the issuance of 1,494,134 common units to PBF LLC. In 2016, the Partnership issued 2,875,000 common units in April 2016 in connection with the April 2016 Offering and 4,000,000 units in August 2016 and 375,000 units in September 2016, upon exercise of the underwriter’s purchase option, in connection with the August 2016 Offering. In 2015, the Partnership issued 1,288,420 common units to PBF LLC in conjunction with the DCR Products Pipeline and Truck Rack Acquisition.

On June 1, 2017, following the May 31, 2017 payment of the cash distribution attributable to the second quarter of 2017, the requirements under the partnership agreement for the conversion of all subordinated units into common units were satisfied and the subordination period for such subordinated units ended. As a result, in the second quarter of 2017, each of the Partnership’s 15,886,553 outstanding subordinated units converted on a one-for-one basis into common units and began participating pro rata with the other common units in distributions of available cash. The conversion did not impact the amount of the cash distribution paid or the total number of the Partnership’s outstanding units representing limited partner interests. The Partnership’s net income was allocated to the general partner, the limited partners, including the holder of the subordinated units through May 31, 2017 and IDR holder, in accordance with the partnership agreement.

When calculating basic earnings per unit under the two-class method for a master limited partnership, net income for the current reporting period is reduced by the amount of available cash that has been or will be distributed to the general partner, limited partners and IDR holder for that reporting period. Net loss attributable to the Development Assets prior to the effective date was allocated entirely to PBF GP as if only PBF GP had rights to that net loss; therefore, there is no retrospective adjustment to net income per unit for the periods presented. The following table shows the calculation of earnings less distributions:

	Year Ended December 31, 2017
	Limited Partner Common Units	Limited Partner Subordinated Units – PBF LLC	IDRs - PBF LLC	Total
Net income attributable to the partners:
Distributions declared	$73,322	$7,308	$9,055	$89,685
Earnings less distributions	3,897	6,855	—	10,752
Net income attributable to the partners	$77,219	$14,163	$9,055	$100,437

Weighted-average units outstanding - basic (1)	35,505,446	6,572,245
Weighted-average units outstanding - diluted (1)	35,568,760	6,572,245

Net income per limited partner unit - basic (2)	$2.17	$2.15
Net income per limited partner unit - diluted (2)	$2.17	$2.15

(1) On June 1, 2017, each of the Partnership’s 15,886,553 outstanding subordinated units converted into common units and began participating pro rata with the other common units in distributions of available cash. Distributions and the Partnership’s net income were allocated to the subordinated units through May 31, 2017.

(2) PBFX bases the calculation of net income per unit on the weighted-average number of common and subordinated limited partner units outstanding during the period. The weighted average number of common and subordinated units reflects the conversion of the subordinated units to common units on June 1, 2017.

	Year Ended December 31, 2016
	Limited Partner Common Units	Limited Partner Subordinated Units – PBF LLC	IDRs - PBF LLC	Total
Net income attributable to the partners:
Distributions declared	$42,232	$27,642	$4,031	$73,905
Earnings less distributions	2,778	4,277	—	7,055
Net income attributable to the partners	$45,010	$31,919	$4,031	$80,960

Weighted-average units outstanding - basic	22,288,118	15,886,553
Weighted-average units outstanding - diluted	22,338,784	15,886,553

Net income per limited partner unit - basic	$2.01	$2.01
Net income per limited partner unit - diluted	$2.01	$2.01

	Year Ended December 31, 2015
	Limited Partner Common Units	Limited Partner Subordinated Units – PBF LLC	IDRs - PBF LLC	Total
Net income attributable to the partners:
Distributions declared	$28,754	$24,148	$1,118	$54,020
Earnings less distributions	10,437	10,509	(1,118)	19,828
Net income attributable to the partners	$39,191	$34,657	$—	$73,848

Weighted-average units outstanding - basic	17,956,152	15,886,553
Weighted-average units outstanding - diluted	17,956,152	15,886,553

Net income per limited partner unit - basic	$2.18	$2.18
Net income per limited partner unit - diluted	$2.18	$2.18